Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	73.71
Maximum Aggregate Offering Price	$ 55,282,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,634.51
Offering Note	(1) Pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum offering price per share and the maximum aggregate offering price are estimated solely for the purpose of calculating the registration fee and are based on the average of the high and low prices per share of the common stock, par value $0.01 per share (the "Common Stock"), of Great Southern Bancorp, Inc. as reported on the NASDAQ Stock Market on June 8, 2026. (2) The 750,000 shares being registered represent shares of Common Stock reserved for issuance pursuant to the Great Southern Bancorp, Inc. 2026 Omnibus Incentive Plan. (3) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may be issuable as a result of a stock split, stock dividend or similar transaction with respect to the Common Stock.